SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 29, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 03, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,946	$ 978		¥ 3,583		¥ 5,116
Short-term investments	2,189	308		1,788
Other current assets	949	134		809
Total current assets	12,056	1,698		9,178
Total assets	63,532	8,948		61,507
Current liabilities:
Short-term debt	4,049	570		3,288
Dividends payable	2,085	294	¥ 2,085		¥ 416
Amount due to subsidiaries	77	11		71
Accrued expenses and other current liabilities	3,261	459		2,337
Total current liabilities	17,411	2,450		13,146
Long-term debt	1,265	179		6,635
Other non-current liabilities	1,118	157		977
Total liabilities	51,283	7,223		52,704
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,265,433,590 and XXX shares issued as of December 31, 2022 and 2023, and 3,112,413,730 and XXX shares outstanding as of December 31, 2022 and 2023, respectively)	0	0		0
Treasury shares (153,019,860 and XXX shares as of December 31, 2022 and 2023, respectively)	(906)	(128)		(441)
Additional paid-in capital	11,861	1,671		10,138
Retained earnings	794	112		(1,200)
Accumulated other comprehensive income	386	54		232
Total equity	12,135	1,709		8,729
Total liabilities and equity	63,532	8,948		61,507
Parent Company
Current assets:
Cash and cash equivalents	4,382	617		1,204
Short-term investments	576	81		87
Other current assets	24	3		8
Total current assets	4,982	701		1,299
Investment in and amount due from subsidiaries	15,760	2,220		12,390
Total assets	20,742	2,921		13,689
Current liabilities:
Short-term debt	3,537	498		453
Dividends payable	2,085	294
Amount due to subsidiaries	2,897	408		858
Accrued expenses and other current liabilities	88	12		181
Total current liabilities	8,607	1,212		1,492
Long-term debt				3,463
Other non-current liabilities				5
Total liabilities	8,607	1,212		4,960
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,265,433,590 and XXX shares issued as of December 31, 2022 and 2023, and 3,112,413,730 and XXX shares outstanding as of December 31, 2022 and 2023, respectively)	0	0		0
Treasury shares (153,019,860 and XXX shares as of December 31, 2022 and 2023, respectively)	(906)	(128)		(441)
Additional paid-in capital	11,861	1,671		10,138
Retained earnings	794	112		(1,200)
Accumulated other comprehensive income	386	54		232
Total equity	12,135	1,709		8,729
Total liabilities and equity	¥ 20,742	$ 2,921		¥ 13,689